ORGANIZATION AND NATURE OF OPERATIONS Organization and Nature of Operations (Details) (Prc Williston Llc [Member])	Jun. 30, 2013	Dec. 31, 2012
Prc Williston Llc [Member]
Segment Reporting Information
Limited Liability Company, Net Profit Interest Percentage Granted	12.50%	12.50%